Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
U.S. Federal	$ 95,007	$ 115,991	$ 119,133
State	25,263	30,331	29,749
Foreign	11,381	20,353	14,048
Current	131,651	166,675	162,930
Deferred:
U.S. Federal	14,268	1,392	(5,581)
State	3,611	377	(1,301)
Foreign	558	(1,540)	(297)
Deferred	18,437	229	(7,179)
Income tax expense	$ 150,088	$ 166,904	$ 155,751